Share Capital and Other Equity Instruments - Schedule of Changes in Number of RSU outstanding (Details) - Restricted Share Units - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Balance - beginning of period	0	4,216
Forfeited	0	(4,048)
Paid in cash	0	(144)
Balance - end of period	0	24